Share-Based Compensation - Unvested Restricted Stock Award Activity (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Balance at beginning of period	538,202	512,112	539,195
Granted	167,095	176,669	139,509
Forfeited	(28,713)	(13,164)	(35,823)
Earned and issued	(152,828)	(137,415)	(130,769)
Balance at end of period	523,756	538,202	512,112